Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	¥ 12,016	¥ 6,423	¥ 6,794
Total gains (losses)
Included in earnings	3,432	2,142	6,476
Included in other comprehensive income (loss)	(228)	58
Purchases and issuances	2,575	3,607
Settlements	(3,134)	(3,906)	(3,832)
Other	1,975	3,692	(3,015)
Balance at end of year	16,636	12,016	6,423
Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	6,889	1,684
Total gains (losses)
Included in earnings	(28)	24
Included in other comprehensive income (loss)	(228)	58
Purchases and issuances	2,575	3,607
Settlements	(1,555)	(1,563)
Other	1,439	3,079	1,684
Balance at end of year	9,092	6,889	1,684
Derivative financial instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	5,127	4,739	6,794
Total gains (losses)
Included in earnings	3,460	2,118	6,476
Settlements	(1,579)	(2,343)	(3,832)
Other	536	613	(4,699)
Balance at end of year	¥ 7,544	¥ 5,127	¥ 4,739